State Street Institutional Investment Trust

One Iron Street

Boston, MA 02210

August 14, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for the State Street Federal Treasury Money Market Fund, the State Street Federal Treasury Plus Money Market Fund, and the State Street Federal Government Money Market Fund, each a series of the above-referenced Trust, dated August 9, 2024, does not differ from those contained in the Post-Effective Amendment No. 305 under the 1933 Act to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on August 9, 2024 with a designated effective date of August 9, 2024 (Accession # 0001193125-24-197779).

If you have any questions, please contact me at (617) 664-6507.

Very truly yours,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary